CONSOLIDATED FINANCIAL STATEMENT DETAILS	12 Months Ended
Dec. 31, 2019
CONSOLIDATED FINANCIAL STATEMENT DETAILS
CONSOLIDATED FINANCIAL STATEMENT DETAILS

7.           CONSOLIDATED FINANCIAL STATEMENT DETAILS

Consolidated Balance Sheets

i.            Cash and cash equivalents:

	December 31,	December 31,
	2019	2018
Cash on hand and balances with banks	$305.6	$207.9
Short-term deposits	269.5	141.1
	$575.1	$349.0

Restricted cash:

	December 31,	December 31,
	2019	2018
Restricted cash (a)	$15.2	$12.7
(a)	Restricted cash relates to loan escrow judicial deposits and environmental indemnity deposits.

ii.            Accounts receivable and other assets:

	December 31,	December 31,
	2019	2018
Trade receivables	$6.9	$3.6
Prepaid expenses	25.2	21.3
VAT receivable	69.6	48.4
Deposits	10.5	8.5
Other	18.0	19.6
	$130.2	$101.4

iii.            Inventories:

	December 31,	December 31,
	2019	2018
Ore in stockpiles (a)	$300.3	$299.9
Ore on leach pads (b)	384.7	375.0
In-process	99.2	113.5
Finished metal	52.3	50.5
Materials and supplies	520.6	540.7
	1,357.1	1,379.6
Long-term portion of ore in stockpiles and ore on leach pads (a),(b)	(303.3)	(327.6)
	$1,053.8	$1,052.0
(a)

Ore in stockpiles relates to the Company’s operating mines. Low-grade material not scheduled for processing within the next 12 months is included in other long-term assets on the consolidated balance sheets. See Note 7vii.

(b)

Ore on leach pads relates to the Company's Tasiast, Fort Knox, Round Mountain and Bald Mountain mines. Based on current mine plans, the Company expects to place the last tonne of ore on its leach pads at Tasiast in 2020, Bald Mountain in 2023, Round Mountain in 2026 and Fort Knox in 2028. Material not scheduled for processing within the next 12 months is included in other long-term assets on the consolidated balance sheets. See Note 7vii.

iv.            Property, plant and equipment:

		Mineral Interests
		Development and
	Land, plant and	operating	Pre-development
	equipment(a)	properties(b)	properties	Total
Cost
Balance at January 1, 2019	$9,184.2	$8,816.6	$13.4	$18,014.2
Additions	607.5	666.5	—	1,274.0
Capitalized interest	14.7	32.7	—	47.4
Disposals	(69.9)	—	—	(69.9)
Other	(21.5)	24.8	—	3.3
Balance at December 31, 2019	9,715.0	9,540.6	13.4	19,269.0

Accumulated depreciation, depletion, amortization and reversal of impairment charges
Balance at January 1, 2019	$(5,702.1)	$(6,793.0)	$—	$(12,495.1)
Depreciation, depletion and amortization	(572.9)	(280.6)	—	(853.5)
Reversals of impairment charges (c)	102.4	259.4	—	361.8
Disposals	60.5	—	—	60.5
Other	(2.0)	(0.7)	—	(2.7)
Balance at December 31, 2019	(6,114.1)	(6,814.9)	—	(12,929.0)

Net book value	$3,600.9	$2,725.7	$13.4	$6,340.0

Amount included above as at December 31, 2019:
Assets under construction	$308.8	$438.2	$—	$747.0
Assets not being depreciated (d)	$538.3	$735.9	$13.4	$1,287.6
(a)

Additions includes $42.9 million of transitional adjustments for the recognition of leased right-of-use assets upon the Company’s adoption of IFRS 16 on January 1, 2019 (See Note 4), as well as $22.7 million of right-of-use assets for lease arrangements entered into during the year ended December 31, 2019. Depreciation, depletion and amortization includes depreciation for leased right-of-use assets of $11.5 million during the year ended December 31, 2019. The net book value of property, plant and equipment includes leased right-of-use assets with an aggregate net book value of $54.1 million as at December 31, 2019.

(b)	At December 31, 2019, the significant development and operating properties include projects at Fort Knox, Round Mountain, Bald Mountain, Paracatu, Kupol, Tasiast, Chirano, La Coipa and Lobo-Marte.
(c)	At December 31, 2019, impairment reversals were recorded at Paracatu and Tasiast, entirely related to property, plant and equipment. See Note 8.
(d)	Assets not being depreciated relate to land, capitalized E&E costs, assets under construction, which relate to expansion projects, and other assets that are in various stages of being readied for use.

		Mineral Interests
		Development and
	Land, plant and	operating	Pre-development
	equipment	properties(a)	properties	Total
Cost
Balance at January 1, 2018	$8,374.7	$8,311.5	$15.5	$16,701.7
Additions	629.4	457.1	—	1,086.5
Acquisitions (b)	274.8	65.1	—	339.9
Capitalized interest	23.8	17.7	—	41.5
Disposals	(115.7)	(39.9)	(2.1)	(157.7)
Other	(2.8)	5.1	—	2.3
Balance at December 31, 2018	9,184.2	8,816.6	13.4	18,014.2

Accumulated depreciation, depletion and amortization
Balance at January 1, 2018	$(5,308.4)	$(6,506.1)	$—	$(11,814.5)
Depreciation, depletion and amortization	(508.5)	(317.0)	—	(825.5)
Disposals	106.5	39.9	—	146.4
Other	8.3	(9.8)	—	(1.5)
Balance at December 31, 2018	(5,702.1)	(6,793.0)	—	(12,495.1)

Net book value	$3,482.1	$2,023.6	$13.4	$5,519.1

Amount included above as at December 31, 2018:
Assets under construction	$495.0	$288.5	$—	$783.5
Assets not being depreciated (c)	$719.1	$584.3	$13.4	$1,316.8
(a)	At December 31, 2018, the significant development and operating properties include projects at Fort Knox, Round Mountain, Bald Mountain, Paracatu, Kupol, Tasiast, Chirano, La Coipa and Lobo-Marte.
(b)

During the year ended December 31, 2018, the Company completed the acquisitions of the remaining 50% interest in the La Coipa Phase 7 mining concessions that it did not already own, two hydroelectric power plants in Brazil and the remaining 50% interest in the Bald Mountain exploration joint venture. See Notes 6iii, iv and v.

(c)	Assets not being depreciated relate to land, capitalized E&E costs, assets under construction, which relate to expansion projects, and other assets that are in various stages of being readied for use.

Capitalized interest primarily relates to qualifying capital expenditures at Tasiast, Round Mountain, Bald Mountain, Fort Knox and Paracatu and had a weighted average borrowing rate of 5.49% and 5.62% during the years ended December 31, 2019 and 2018, respectively.

At December 31, 2019, $251.4 million of E&E assets were included in mineral interests (December 31, 2018 - $230.7 million). During the year ended December 31, 2019, the Company capitalized $20.7 million and expensed $17.4 million of E&E costs, respectively (year ended December 31, 2018 - $3.1 million and $11.5 million, respectively). Expensed E&E costs are included as operating cash flows in the consolidated statements of cash flows. During the year ended December 31, 2019, the Company did not have any acquisitions, dispositions or transfers of E&E assets to capitalized development (year ended December 31, 2018 - $65.1 million, $2.0 million and $nil, respectively).

v.        Goodwill:

As at December 31, 2019 , goodwill of $158.8 million related to Kupol. As at December 31, 2018, goodwill of $162.7 million was comprised of goodwill for Kupol of $158.8 million and for other operations of $3.9 million.

vi.       Long-term investments:

Gains and losses on equity investments classified as financial assets at FVOCI were as follows:

	December 31, 2019		December 31, 2018
		Gains (losses) in		Gains (losses) in
	Fair value	AOCI(a)	Fair value	AOCI(a)
Investments in an accumulated gain position	$79.8	$10.3	$76.1	$4.5
Investments in an accumulated loss position	46.4	(36.5)	79.8	(78.7)
Net realized gains (losses)	—	—	—	(1.0)
	$126.2	$(26.2)	$155.9	$(75.2)
(a)	See the consolidated statements of comprehensive income (loss) for details of changes in fair value recognized in other comprehensive income during the years ended December 31, 2019 and 2018.

On December 9, 2019, the Company sold its investment in common shares of Lundin Gold Inc. to a syndicate of buyers for proceeds of $113.2 million.

vii.      Other long-term assets:

	December 31,	December 31,
	2019	2018
Long-term portion of ore in stockpiles and ore on leach pads (a)	$303.3	$327.6
Deferred charges, net of amortization	32.5	9.7
Long-term receivables (b)	171.0	182.5
Advances for the purchase of capital equipment	15.1	3.0
Other	46.3	41.3
	$568.2	$564.1
(a)

Long-term portion of ore in stockpiles and ore on leach pads represents low-grade material not scheduled for processing within the next 12 months. As at December 31, 2019, long-term ore in stockpiles was at the Company’s Fort Knox, Kupol, Tasiast, Chirano and Paracatu mines, and long-term ore on leach pads was at the Company’s Fort Knox, Round Mountain, and Tasiast mines.

(b)

As at December 31, 2019, long-term receivables includes an estimated benefit of $34.5 million (December 31, 2018  - $66.1 million) related to the enactment of U.S. Tax Reform legislation in December 2017. See Note 17 for additional information regarding U.S. Tax Reform impacts.

viii.       Accounts payable and accrued liabilities:

	December 31,	December 31,
	2019	2018
Trade payables	$89.3	$89.1
Accrued liabilities	246.7	260.6
Employee related accrued liabilities	133.3	116.2
	$469.3	$465.9

ix.        Other current liabilities:

	December 31,	December 31,
	2019	2018
Current portion of lease liabilities	$16.0	$—
Current portion of unrealized fair value of derivative liabilities (a)	4.3	22.2
Deferred payment obligation(b)	—	30.0
	$20.3	$52.2
(a)	See Note 10 for details of the current portion of unrealized fair value of derivative liabilities.
(b)	On January 30, 2019 Kinross paid the deferred payment obligation of $30.0 million relating to the purchase of the remaining 50% interest in the Phase 7 concessions of the La Coipa mine. See Note 6iii.

x.        Accumulated other comprehensive income (loss):

	Long-term	Derivative
	Investments	Contracts	Total
Balance at December 31, 2017	$6.9	$14.2	$21.1
Adjustment on initial application of IFRS 9	(56.3)	—	(56.3)
Other comprehensive loss before tax	(26.1)	(77.7)	(103.8)
Tax	0.3	20.7	21.0
Losses on cash flow hedges transferred to cost of non-financial assets (a)	—	19.5	19.5
Balance at December 31, 2018	$(75.2)	$(23.3)	$(98.5)
Other comprehensive income before tax	49.3	36.8	86.1
Tax	(0.3)	(7.7)	(8.0)
Balance at December 31, 2019	$(26.2)	$5.8	$(20.4)
(a)	Net of tax recovery of $10.0 million.

Consolidated Statements of Operations

xi.         Other operating expense:

	Years ended December 31,
	2019	2018
Other operating expense	$108.5	$137.0
	$108.5	$137.0

Other operating expense of $108.5 million for the year ended December 31, 2019 includes $25.1 million of costs as a result of production issues associated with the pit wall slide at Fort Knox, and environmental and other operating expenses for closed mining sites of $35.6 million, and was reduced by $17.5 million as a result of additional federal VAT credits at Paracatu due to changes in Brazil’s tax regulations.

Other operating expense of $137.0 million for the year ended December 31, 2018 includes $37.9 million of costs as a result of production issues associated with the pit wall slide at Fort Knox, and environmental and other operating expenses for closed mining sites of $28.7 million.

xii.        Other income – net:

	Years ended December 31,
	2019	2018

Gains (losses) on dispositions of other assets - net (a)	$70.4	$(0.8)
Foreign exchange gains (losses) - net	0.6	(4.3)
Net non-hedge derivative gains (losses)	1.4	(1.2)
Other	0.2	9.5
	$72.6	$3.2
(a)	During the year ended December 31, 2019, the Company recognized a gain of $72.7 million on disposition of a portfolio of precious metals royalties. See Note 6ii.

xiii.      Finance expense:

	Years ended December 31,
	2019	2018
Accretion of reclamation and remediation obligations	$(31.0)	$(29.1)
Interest expense, including accretion of debt and lease liabilities (a), (b)	(76.9)	(72.1)
	$(107.9)	$(101.2)
(a)	During the years ended December 31, 2019 and 2018, $47.4 million and $41.5 million, respectively, of interest was capitalized to property, plant and equipment. See Note 7iv.
(b)	During the years ended December 31, 2019 and 2018, accretion of lease liabilities was $2.9 million and $nil, respectively.

Total interest paid, including interest capitalized, during the year ended December 31, 2019 was $100.6 million (year ended December 31, 2018 - $96.1 million) See Note 12(v).

xiv.      Employee benefits expenses:

The following employee benefits expenses are included in production cost of sales, general and administrative, and exploration and business development expenses:

	Years ended December 31,
	2019	2018
Salaries, short-term incentives, and other benefits	$680.8	$668.6
Share-based payments	27.0	21.3
Other	26.4	9.6
	$734.2	$699.5